SHARE CAPITAL AND EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL AND EARNINGS PER SHARE	SHARE CAPITAL AND EARNINGS PER SHARE
Share capital
Authorized and issued shares
The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value, issuable in series.

The preferred shares may be issued with rights and conditions to be determined by the Board of Directors, prior to their issue. To date, the Company has not issued any preferred shares.

As at March 31, 2026, the number of common shares issued and fully paid was 321,734,387 (2025 – 320,265,108).

Repurchase and cancellation of common shares
On June 6, 2025, the Company announced the renewal of the normal course issuer bid program (NCIB) to purchase, for cancellation, up to 16,019,294 of its common shares. The NCIB began on June 10, 2025 and will end on June 9, 2026 or on such earlier date when the Company completes its purchases or elects to terminate the NCIB. These purchases may be made through the facilities of the TSX or the NYSE, or in such other manner as may be permitted under applicable stock exchange rules and securities laws, at the prevailing market price at the time of acquisition, plus brokerage fees. All common shares purchased pursuant to the NCIB will be cancelled.

During the year ended March 31, 2026, the Company repurchased and cancelled a total of 191,100 common shares (2025 – 856,230) under the NCIB, at a weighted average price of $36.52 per common share (2025 – $24.85), for a total consideration of $7.0 million (2025 – $21.3 million).

Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2026	2025
Weighted average number of common shares outstanding	321,075,968	319,072,751
Effect of dilutive stock options and equity-settled share-based payments	1,081,855	645,501
Weighted average number of common shares outstanding for diluted earnings per share calculation	322,157,823	319,718,252

As at March 31, 2026, no stock options to acquire common shares (2025 – 1,637,584) have been excluded from the above calculation since their inclusion would have had an anti-dilutive effect.